Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Finite Lived Intangible Assets
The following table summarizes the Group’s intangible as
s
ets:

	December 31, 2019	December 31, 2020
	RMB	RMB
Gross carrying amount
Copyright	8,547	8,488
Software	1,370	2,851
Trademark and others	1,053	2,446

Total gross carrying amount	10,970	13,785

Less: accumulated amortization
Copyright	(8,308)	(8,468)
Software	(735)	(1,503)
Trademark and others	(226)	(885)

Total accumulated amortization	(9,269)	(10,856)

Intangible assets, net	1,701	2,929

Summary of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated amortization expenses for each of the following five years are as follows:

Amortization expense of intangible assets
RMB
2021	1,182
2022	932
2023	513
2024	206
2025	96